NOTE 6 PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) (USD $)	12 Months Ended			114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 5,341	$ 124,343	$ 145,995
Depreciation	99,160	98,673
Depletion	$ 0	$ 0